Commitments and Contingencies (Details)	2 Months Ended
Dec. 31, 2020 USD ($) item $ / shares shares
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | item	3
Threshold period for filling registration statement after business combination	30 days
Maximum threshold period for registration statement to become effective after business combination	90 days
Underwriting Agreement
Cash underwriting discount (per unit) | $ / shares	$ 0.20
Cash underwriting discount	$ 10,900,000
Cash underwriting discount if over-allotment option exercised in full	$ 12,700,000
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable	$ 19,075,000
Deferred underwriting fee payable if over-allotment option exercised in full	$ 22,225,000
Over-Allotment Option
Underwriting Agreement
Underwriting option period	45 days
Units issued (in shares) | shares	9,000,000